Condensed Consolidated Statements of Stockholders' Deficit (Unaudited) - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total
Balance at Dec. 31, 2024	$ 65,280	$ 74,374,429	$ (148,420,321)	$ 5,210,594	$ (68,770,018)
Balance, shares at Dec. 31, 2024	25,000,044
Common stock issued upon IPO	$ 11,580	20,290,650			20,302,230
Common stock issued upon IPO, shares	4,444,445
Conversion of shareholder loan into common shares	$ 38,776	66,977,524			67,016,300
Conversion of shareholder loan into common shares, shares	14,782,149
Preference shares	$ 63,905				63,905
Preference shares, shares	1
Stock-based compensation		9,055,564			9,055,564
Extinguishment of debt		341,850			341,850
IPO and share issuance costs		(5,421,312)			(5,421,312)
Net loss			(26,544,958)		(26,544,958)
Foreign currency translation adjustment				(4,047,936)	(4,047,936)
Balance at Jun. 30, 2025	$ 179,541	165,618,706	(174,965,279)	1,162,658	(8,004,374)
Balance, shares at Jun. 30, 2025	44,226,639
Balance at Dec. 31, 2025	$ 137,820	183,489,676	(194,657,170)	4,067,061	(6,962,613)
Balance, shares at Dec. 31, 2025	55,318,354
Net loss			(18,502,661)		(18,502,661)
Foreign currency translation adjustment				(198,542)	(198,542)
Shares issued under ELOC, net of issuance costs (Note 12)	$ 14,472	2,216,147			2,230,619
Shares issued under ELOC, net of issuance costs (Note 12), shares	8,111,514
Shares issued upon conversion of Senior Convertible Notes (Note 8)	$ 8,857	1,903,734			1,912,591
Shares issued upon conversion of Senior Convertible Notes (Note 8), shares	3,371,499
Shares issued upon exercise of PIPE warrants (Note 12)	$ 4,248	897,836			902,084
Shares issued upon exercise of PIPE warrants (Note 12), shares	1,579,250
Balance at Jun. 30, 2026	$ 165,397	$ 188,507,393	$ (213,159,831)	$ 3,868,519	$ (20,618,522)
Balance, shares at Jun. 30, 2026	68,380,617